Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2024
Share-Based Payment Transactions [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS
NOTE 19:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The cost of share-based payment recognized in the financial statements:

The expenses due to share-based compensation for the years ended December 31, 2024, 2023 and 2022, recognized in the financial statements in respect of the share option plan of the Company is shown in the following table, detailed by departments:

	Year ended December 31,
	2024	2023	2022
Research and development expenses	$45	$34	$264
General and administrative expenses	524	162	633

	$569	$196	$897
1.	The 2005 and 2015 ESOP and 2023 Plan of the Company:

On December 28, 2023, the Board adopted an additional new plan, the 2023 Share Incentive Plan (the “2023 Plan”).

The Company no longer grants any awards under the 2015 ESOP as it was superseded by the 2023 Plan, although previously granted awards under the 2015 ESOP remain outstanding and subject to the 2015 ESOP. Under the 2023 Plan, the Company may grant its employees and other service providers equity-based incentive awards (“Share Options”).

On December 28, 2023, the Board approved to reserve for issuance under the 2023 Plan 47,619 Ordinary Shares.

2.	On January 3, 2022 (the “2022 Grant Date”), the Board approved the grant of 326 Share Options under the 2015 ESOP to directors, officers, employees and consultants, some of which required the approval of the general meeting of the Company’s shareholders (the “2022 General Meeting”), which occurred on February 10, 2022. The date of commencement for all Share Options granted, the date on which the vesting started, was the 2022 Grant Date. The exercise price was set at $3,549 per Share Option.

The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:

	February 10, 2022	January 3, 2022
Underlying ordinary share price	2,724.54	3,674.58
Dividend yield (%)	0	0
Expected volatility (%)	133	134
Risk-free interest rate (%)	2.00	1.46
Expected life of Share Options (years)	6	6

The fair value of the Share Options granted on January 3, 2022, was set at $3,325.14 per Share Option, and the fair value of the Share Options granted on February 10, 2022, was set at $2,407.86 per Share Option. The Share Option vesting period was set to commence retroactively from April 21, 2021, and end at April 21, 2024.

During the year ended December 31, 2024, share-based compensation in respect of Share Options of $7 was charged to the consolidated statements of comprehensive loss.

3.	During the year ended December 31, 2024, the Company issued consultants 30,770 ordinary shares in respect of services rendered. The shares were granted at a discount rate of 25% to the share price quoted on the date of each grant. The total fair value of the ordinary shares granted to consultants was $105.
b.	Movement during the year:

1.	The following table lists the number of Share Options, the weighted average exercise prices of Share Options and changes in directors (and former directors), officers, employees and consultants Share Options during the years ended on December 31, 2024, and 2023:

	Number of Share Options	Weighted average exercise price
		USD
2024:
Share Options outstanding at the beginning of the year	334	3,491.88

Share Options outstanding at the end of the year	324	7,354.83

Share Options exercisable at the end of the year	324	7,354.83

2023:
Share Options outstanding at the beginning of the year	336	3,488.94
Share Options cancelled during the year	(2)	3,035.55

Share Options outstanding at the end of the year	334	3,491.88

Share Options exercisable at the end of the year	279	3,477.18

2.	The weighted average remaining contractual life of the Share Options outstanding was 2.99 years and 4.03 years as of December 31, 2024, and 2023, respectively.

3.	The range of exercise prices of Share Options outstanding at the end of the year was $3,549 - $444,759 (inclusive) as of December 31, 2024, and 2023, respectively.
c.	Restricted Share Units:

1	On June 20, 2024, the Company granted 25,238 Restricted Share Units (“RSUs”) to directors and officers, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 25,238 ordinary shares of the Company. The RSUs vest on a quarterly basis over a period of two years, commencing on June 20, 2024. The fair value of the RSUs was established using the quoted share price of the Company on June 20, 2024, which was $18.753.

2	On August 8, 2024, the Company granted 25,238 RSUs to directors and officers, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 25,238 ordinary shares of the Company. The RSUs vest on a quarterly basis over a period of two years, commencing on June 20, 2024. The fair value of the RSUs was established using the quoted share price of the Company on August 8, 2024, which was $6.636.

RSU transactions for the year ended December 31, 2024, and for the year ended December 31, 2023, are as follows:

Number
Balance, January 1, 2024	-
RSUs granted	50,476
Expiry of RSUs	-
Exercise of RSUs	-
Balance, December 31, 2024	50,476

Total exercisable RSUs as of December 31, 2024, are 12,619. During the year ended December 31, 2024, share-based compensation in respect of RSUs of $456 was charged to the Consolidated Statements of Comprehensive Loss.